STATEMENT OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per common share - basic	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.05)
Net loss per common share - diluted	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.05)
Weighted average common shares outstanding - basic	418,041,453	186,600,326	331,583,394	177,936,989
Weighted average common shares outstanding - diluted	418,041,453	186,600,326	331,583,394	177,936,989